INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - Accumulated other comprehensive income (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accumulated foreign currency translation differences, net	$ (2,961)	$ 1,995
Accumulated other comprehensive income	$ (2,961)	$ 1,995